Revenue by Categories - Schedule of Revenue Generated from Different Continents (Details) - USD ($) $ in Thousands		6 Months Ended
		Jun. 30, 2026	Jun. 30, 2025
Schedule of Revenue Generated from Different Continents [Line Items]
Revenue	[1]	$ 90,076	$ 161,082
Revenue in %	[1]	100.00%	100.00%
Africa [Member]
Schedule of Revenue Generated from Different Continents [Line Items]
Revenue		$ 52,113	$ 60,488
Revenue in %		58.00%	38.00%
Oceania [Member]
Schedule of Revenue Generated from Different Continents [Line Items]
Revenue		$ 20,098	$ 22,866
Revenue in %		22.00%	14.00%
North America [Member]
Schedule of Revenue Generated from Different Continents [Line Items]
Revenue		$ 12,183	$ 32,556
Revenue in %		13.00%	20.00%
Asia [Member]
Schedule of Revenue Generated from Different Continents [Line Items]
Revenue		$ 5,043	$ 39,913
Revenue in %		6.00%	25.00%
Others [Member]
Schedule of Revenue Generated from Different Continents [Line Items]
Revenue		$ 639	$ 5,259
Revenue in %		1.00%	3.00%

[1]	Total revenue excludes BTC self-mining revenue.